Derivative financial liabilities - Convertible Senior Secured Notes (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of financial liabilities [line items]
Balance at end of period	£ 112,799
Mudrick
Disclosure of financial liabilities [line items]
Balance at beginning of period	0
Issuance of Convertible Senior Secured Notes	141,981
Fair value movements	(26,876)
Foreign exchange movements	(2,306)
Balance at end of period	£ 112,799